Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2012
Valuation and Qualifying Accounts [Abstract]
Valuation and Qualifying Accounts
SCHEDULE II--VALUATION AND QUALIFYING ACCOUNTS
(In millions)

Column A	Column B	Column C		Column D	Column E
		Additions
Description	Balance at Beginning of Period	Charged to Costs & Expenses	Charged to Other Accounts	Deductions	Balance at End of Period
Year Ended December 31, 2012
Allowance for doubtful accounts	$16	$—	$—	$—	$16
Deferred tax asset valuation allowance	$425	$17	$—	$43	$399
Inventory excess and obsolete reserves	$83	$134	$—	$130	$87
Reserves related to business restructuring	$2	$—	$—	$2	$—

Year Ended December 31, 2011
Allowance for doubtful accounts	$13	$3	$—	$—	$16
Deferred tax asset valuation allowance	$410	$15	$—	$—	$425
Inventory excess and obsolete reserves	$71	$105	$—	$93	$83
Reserves related to business restructuring	$3	$—	$—	$1	$2

Year Ended December 31, 2010
Allowance for doubtful accounts	$24	$—	$—	$11	$13
Deferred tax asset valuation allowance	$528	$—	$—	$118	$410
Inventory excess and obsolete reserves	$100	$80	$—	$109	$71
Reserves related to business restructuring	$4	$—	$—	$1	$3